RELATED PARTY TRANSACTIONS - Additional information (Details)		1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2022 CAD ($)	Sep. 30, 2019 CAD ($)	Feb. 28, 2019 CAD ($)	Apr. 30, 2016 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2022 CAD ($)	Nov. 30, 2021 CAD ($)	Jul. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Related Party Transaction [Line Items]
Term of agreement				3 years
Funding commitment		$ 2,630,000	$ 2,130,000								$ 1,130,000	$ 892,500
Additional term of agreement	3 years	1 year	2 years
Additional grant	$ 3,430,000								$ 3,430,000	$ 800,000
Cost incurred					$ 255,563	$ 197,634	$ 393,341	$ 353,253
Collaborative research agreement
Related Party Transaction [Line Items]
Funding commitment				$ 787,500